INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
December 31, 2022
Stockpiled ore	$25,669
Work-in-process	4,353
Finished goods	4,897
Materials and supplies	5,284
Total inventories	$40,203